Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details Textual) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 0
Operating Expenses Increase Rate	2.50%
Vessels Impairment Loss	$ 1,691	$ 0	$ 31,577
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares) | shares	0	0	0
Number of Reportable Segments	3
Minimum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	80.00%
Maximum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	125.00%
Container Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	30 years
Vessels Held for Sale at Period End	2	4
Dry-bulk Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	25 years
Container Vessels and Dry-bulk Vessels [member]
Estimated Scrap Rate Per Lightweight Ton	0.300
Operating Expenses Increase Rate	2.50%